Schedule of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Shares
Outstanding, beginning of year	32,730
Granted	1,000
Exercised
Forfeited or expired	(1,400)
Outstanding, end of year	32,330
Exercisable, end of year	12,740
Weighted-Average Exercise Price
Outstanding, beginning of year	$ 20.02
Granted	$ 3.23
Exercised
Forfeited or expired	$ 24.00
Outstanding, end of year	$ 19.36
Exercisable, end of year	$ 20.00
Weighted-Average Remaining Contractual Term
Outstanding, end of year	4 years 7 months 24 days
Exercisable, end of year	3 years 4 months 21 days
Aggregate Intrinsic Value
Outstanding, end of year